Inventory	12 Months Ended
Dec. 31, 2024
Inventory [Abstract]
INVENTORY	NOTE 3 - INVENTORY Composition:
	As of	As of
	December 31,	December 31,
	2024	2023

Raw materials	1,408	1,391
Work in progress	231	316
Finished goods	349	568
	1,988	2,275